Average Annual Total Returns - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund	Jan. 29, 2024
Fidelity Limited Term Government Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.11%
Past 5 years	0.74%
Past 10 years	0.78%
Fidelity Limited Term Government Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.17%
Past 5 years	0.19%
Past 10 years	0.28%
Fidelity Limited Term Government Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.42%
Past 5 years	0.33%
Past 10 years	0.38%
LB069
Average Annual Return:
Past 1 year	4.39%
Past 5 years	1.18%
Past 10 years	1.13%